UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-05012

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CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

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(Exact Name of Registrant as Specified in Charter)

One Madison Avenue, New York, New York 10010

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(Address of Principal Executive Offices)             (Zip Code)

John G. Popp

Credit Suisse Asset Management Income Fund, Inc.

One Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 to June 30, 2016

Item 1. Reports to Stockholders.

Credit Suisse Asset Management

Income Fund, Inc.

One Madison Avenue

New York, NY 10010

Directors

Steven N. Rappaport

Chairman of the Board

Enrique R. Arzac

Terry Fires Bovarnick

James J. Cattano

Lawrence J. Fox

John G. Popp

Officers

John G. Popp

Chief Executive Officer and President

Thomas J. Flannery

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

Lou Anne McInnis

Chief Legal Officer

Kenneth J. Lohsen

Chief Financial Officer

Esther Cheung

Treasurer

Karen Regan

Senior Vice President and Secretary

Investment Adviser

Credit Suisse Asset Management, LLC

One Madison Avenue

New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.

One Lincoln Street

Boston, MA 02111

Shareholder Servicing Agent

Computershare Trust Company, N.A.

P.O. Box 30170

College Station, TX 77842-3170

Legal Counsel

Willkie Farr & Gallagher LLP

787 7th Avenue

New York, NY 10019

Independent Registered Public Accounting Firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Credit Suisse Asset Management

Income Fund, Inc.

SEMIANNUAL REPORT

June 30, 2016

(unaudited)

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report

June 30, 2016 (unaudited)

August 3, 2016

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) for the six months ended June 30, 2016.

Performance Summary

01/01/16 – 06/30/16

Fund & Benchmark	Performance
Total Return (based on NAV)[1]	6.14%
Total Return (based on market value) [1]	10.49%
BofA Merrill Lynch US High Yield Master II Constrained Index[2]	9.32%

Market Review: A Volatile Period with a Positive End

The six-month period ended June 30, 2016 was a volatile one for the high yield asset class, with the BofA Merrill Lynch US High Yield Master II Constrained Index, the Fund’s benchmark, returning 9.32%. During the period, global risk assets experienced significant volatility along with the price of oil and commodities. Although the high yield asset class had positive returns overall, it lost 5.14% from January 1 through February 11, as weakness in equity markets, negative headlines regarding China, and sharp declines in commodities detracted from returns.

Sentiment reversed and turned positive for below investment grade credit markets in mid-February—a change that carried into Q2, as certain technical and fundamental macro concerns began to moderate. Yields ended the period at 7.36%—140 basis points tighter than year-end 2015.

There was a modest pullback in late June when the approval of the United Kingdom’s (“UK”) referendum to exit European Union (“EU”) membership (“Brexit”) surprised many prognosticators. Equity markets responded with weakness and U.S. credit markets shared a similar, yet more muted response on fairly low volumes. The markets, however, recovered relatively quickly and have generally returned to near pre-Brexit levels.

While June quarter issuance improved relative to March ($104.0 billion vs. $51.2 billion), some of the increases were related to refinancings. Overall, 2016 issuance remains solidly below comparable 2015 levels so far (down 19% year-to-date). Fund flows were mixed, with high yield experiencing a net $3.6 billion of inflows, according to JP Morgan.

Strategic Review and Outlook: Anticipating Continued Positive Performance

For the six-month period ended June 30, 2016, the Fund outperformed its benchmark on a market value basis, but underperformed on an NAV basis. The most material drivers of underperformance were underexposure and issue selection in the metals/mining (excluding steel) and energy exploration and production sectors. Exposure to ABS/CLO (asset backed securities and collateralized loan obligations) assets also detracted from returns. Conversely, gains from oil field equipment & services, health services, and banking sectors partially offset these losses.

As detailed plans around an actual UK exit from the EU are yet to be determined, the uncertainty may weigh on economic activity and global growth in the near term and could lead to outflows from the credit markets if volatility persists. Energy markets in particular have improved, with oil stabilizing at $45-50 per barrel. We have become more constructive on the oil sector (less so on the natural gas market) and currently expect to see pricing

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report (continued)

June 30, 2016 (unaudited)

improvements into late 2016, as worldwide supply grinds lower due to reduced capital investment. However, we realize that demand-side concerns resulting from Brexit-impacted economic activity and lower growth in China could somewhat change the equation.

Still, our medium and longer-term market views have not changed. We believe that low global rates (and limited visibility into rate increases altogether), muted issuance expectations, and relative economic performance in the United States versus many European or Asian economies will allow the U.S. credit markets to maintain solid footing for the remainder of the year.

Thomas J. Flannery Chief Investment Officer*	John G. Popp Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as “junk bonds.” Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund’s investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund’s management are as of the date of the letter and the Fund holdings described in this document are as of June 30, 2016; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

[1]	Assuming reinvestment of dividends of $0.132 per share.
[2]	The BofA Merrill Lynch US High Yield Master II Constrained Index (the “Index”) is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer’s allocation is limited to 2% of the Index. The Index does not have transaction costs and investors cannot invest directly in the Index.
*	Thomas J. Flannery, Managing Director, is the Head of the Credit Suisse U.S. High Yield Management Team. Mr. Flannery joined Credit Suisse Asset Management, LLC (“Credit Suisse”) in June 2010. He is a portfolio manager for the Credit Investments Group (“CIG”) with responsibility for trading, directing investment decisions, originating and analyzing investment opportunities. Mr. Flannery is also a member of the CIG Credit Committee and is currently a high yield bond portfolio manager and trader for CIG. Mr. Flannery joined Credit Suisse AG in 2000 from First Dominion Capital, LLC where he was an Associate. Mr. Flannery holds a B.S. in Finance from Georgetown University.
**	John G. Popp is a Managing Director of Credit Suisse and Group Head and Chief Investment Officer of CIG, with primary responsibility for making investment decisions and monitoring processes for CIG’s global investment strategies. Mr. Popp also serves as the Chief Executive Officer and President of the Credit Suisse Funds, as well as serving as Director, Chief Executive Officer and President for the Credit Suisse Asset Management Income Fund, Inc. and Trustee, Chief Executive Officer, President of the Credit Suisse High Yield Bond Fund and Director, Chief Executive Officer and President of Credit Suisse Park View BDC, Inc. Mr. Popp has been associated with Credit Suisse since 1997.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser’s Report (continued)

June 30, 2016 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of June 30, 2016)

S&P Ratings**

BBB	2.7%
BB	22.0
B	42.9
CCC	20.4
CC	1.7
D	0.6
NR	5.4

Subtotal	95.7
Equity and Other	0.0
Short Term Investment[1]	4.3

Total	100.0%

*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
**	Credit Quality is based on ratings provided by Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.
[1]	Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at June 30, 2016, if applicable.

Average Annual Returns

June 30, 2016 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	(1.79)%	3.36%	5.51%	7.24%
Market Value	0.44%	(0.41)%	2.97%	6.71%

Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price. Past performance is no guarantee of future results. The current performance of the Fund may be lower or higher than the figures shown. The Fund’s yield, return, NAV and market price will fluctuate. Performance information current to the most recent month end is available by calling 1-800-293-1232.

The annualized gross and net expense ratios are 0.74%.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

June 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (75.1%)
Advertising (2.9%)
$425	Clear Channel Worldwide Holdings, Inc., Series A, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B+, B2)	11/15/22	6.500	$411,187
1,475	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B+, B2)	11/15/22	6.500	1,482,375
1,270	Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 106.28)(1)	(CCC+, Caa1)	10/15/20	8.375	1,276,350
1,650	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 104.50)(1)	(B, Ba3)	01/15/21	6.000	1,707,750

					4,877,662

Auto Parts & Equipment (1.3%)
1,150	MPG Holdco I, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 105.53)(2)	(B+, B3)	10/15/22	7.375	1,135,625
900	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)(1)	(CCC+, Caa2)	06/01/21	8.625	634,500
2,100	UCI International LLC, Global Company Guaranteed Notes (Callable 08/01/16 @ 102.16)(3)	(D, NR)	02/15/19	8.625	472,500

					2,242,625

Brokerage (1.8%)
1,500	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 102.91)(1)	(B+, B1)	02/15/18	7.750	1,447,500
400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)(1)	(B, B1)	04/15/22	6.875	346,000
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)(1)	(B, B1)	04/15/21	7.500	1,307,320

					3,100,820

Building & Construction (1.7%)
1,400	AV Homes, Inc., Global Company Guaranteed Notes (Callable 08/01/16 @ 106.38)	(B, Caa1)	07/01/19	8.500	1,382,500
750	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 103.50)(1)	(B, B1)	12/01/18	7.000	755,625
750	U.S. Concrete, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/19 @ 104.78)(1)	(BB-, B3)	06/01/24	6.375	751,875

					2,890,000

Building Materials (4.1%)
475	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(BB, B3)	12/15/23	5.750	492,813
1,600	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa2)	08/15/20	12.000	1,560,000
475	GCP Applied Technologies, Inc. Rule 144A, Company Guaranteed Notes (Callable 02/01/19 @ 104.75)(1)	(B+, B1)	02/01/23	9.500	532,000
1,250	Headwaters, Inc., Global Company Guaranteed Notes (Callable 08/01/16 @ 103.63)	(B, B3)	01/15/19	7.250	1,281,250
1,150	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB-, B3)	01/15/23	8.250	1,241,758
900	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	879,750
500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/18 @ 103.06)	(B, Caa1)	07/15/23	6.125	495,310
500	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/19 @ 104.25)(1)	(B, Caa1)	04/15/22	8.500	531,875

					7,014,756

Cable & Satellite TV (6.2%)
825	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)(1)	(BB-, B1)	02/15/23	6.625	813,136
1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	1,228,125
1,850	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 103.63)(1)	(B, B1)	02/01/20	7.250	1,877,750
100	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 103.84)(1)	(B-, Caa1)	12/15/21	5.125	95,750
400	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 104.78)(1)	(B-, Caa1)	09/15/20	6.375	408,220
685	CSC Holdings LLC, Global Senior Unsecured Notes(2)	(B-, B2)	06/01/24	5.250	625,063
1,000	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/21	6.750	1,038,750
1,175	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	1,210,250
400	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba1)	10/15/25	6.625	421,000

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$400	Neptune Finco Corp., Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	$458,248
550	Numericable-SFR S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	544,500
700	Numericable-SFR S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)(1)	(B+, B1)	05/15/22	6.000	683,375
1,200	Numericable-SFR S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(1)	(B+, B1)	05/15/24	6.250	1,152,000

					10,556,167

Chemicals (4.3%)
1,225	A Schulman, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/18 @ 105.16)(1)	(B+, B3)	06/01/23	6.875	1,229,287
150	Axiall Corp., Global Company Guaranteed Notes (Callable 05/15/18 @ 102.44)	(BB-, Ba3)	05/15/23	4.875	154,688
600	Blue Cube Spinco, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 105.00)(1)	(BB+, Ba1)	10/15/25	10.000	696,000
500	Chemtura Corp., Company Guaranteed Notes (Callable 08/01/16 @ 104.31)	(BB-, B1)	07/15/21	5.750	507,500
350	Ineos Group Holdings S.A., Rule 144A, Secured Notes (Callable 08/01/16 @ 101.53)(1),(2)	(B-, B3)	08/15/18	6.125	353,500
750	Ineos Group Holdings S.A., Rule 144A, Secured Notes (Callable 08/01/16 @ 102.94)(1),(2)	(B-, B3)	02/15/19	5.875	751,875
1,020	OMNOVA Solutions, Inc., Global Company Guaranteed Notes (Callable 08/01/16 @ 101.97)	(B-, B2)	11/01/18	7.875	1,025,100
500	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(B-, B2)	11/15/22	6.750	522,500
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 100.00)(1),(3,),(4),(5)	(NR, NR)	05/08/17	9.000	11,051
1,100	The Chemours Co., Global Company Guaranteed Notes (Callable 05/15/20 @ 103.50)	(B+, B1)	05/15/25	7.000	928,125
1,075	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 08/01/16 @ 104.78)(2)	(B, Caa1)	08/15/20	6.375	803,563
360	Univar U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/18 @ 103.38)(1),(2)	(B, Caa1)	07/15/23	6.750	357,300

					7,340,489

Consumer/Commercial/Lease Financing (1.5%)
2,000	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	1,755,000
900	National Financial Partners Corp., Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 106.75)(1)	(CCC+, Caa2)	07/15/21	9.000	870,750

					2,625,750

Diversified Capital Goods (1.7%)
900	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	919,125
1,550	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)(1)	(B+, Ba3)	09/01/22	5.500	1,569,375
470	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	466,475

					2,954,975

Electronics (0.9%)
500	Microsemi Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 106.84)(1)	(B+, B2)	04/15/23	9.125	552,500
200	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba2)	06/01/21	4.125	203,500
675	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BB+, Ba2)	06/01/23	4.625	688,500

					1,444,500

Energy - Exploration & Production (3.3%)
2,230	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(CC, Ca)	04/15/21	6.750	925,450
1,200	Comstock Resources, Inc., Company Guaranteed Notes (Callable 08/01/16 @ 101.94)	(D, Caa3)	04/01/19	7.750	534,000
900	Det Norske Oljeselskap ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)(1)	(NR, NR)	05/27/22	10.250	987,750
1,975	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 08/01/16 @ 102.06)(3)	(NR, NR)	02/15/18	8.250	217,250
1,050	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)(2)	(B+, Caa1)	11/01/21	6.500	963,375
350	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)(2)	(B+, Caa1)	03/15/22	6.875	325,062
1,500	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(CCC-, Ca)	11/15/22	7.500	682,500
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 08/01/16 @ 102.13)	(CC, Ca)	06/15/19	8.500	286,620
800	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)(2)	(B, Caa2)	03/15/21	5.750	726,000

					5,648,007

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Food - Wholesale (0.4%)
$700	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(B, B3)	06/15/24	5.875	$719,250

Forestry & Paper (0.0%)
1,000	Stone & Webster, Inc.(5)(6)	(NR, NR)	10/23/19	0.000	1,650

Gaming (0.8%)
555	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 100.00)(1)	(B+, Caa1)	11/15/19	7.250	527,250
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)(1),(7)	(B, B2)	02/15/21	8.250	875,798

					1,403,048

Gas Distribution (2.7%)
1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	1,597,500
164	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/15/18 @ 104.50)	(B+, B1)	05/15/23	6.000	154,160
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B+, B1)	06/15/24	5.625	686,250
350	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	332,500
1,750	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 08/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	1,767,500

					4,537,910

Health Facilities (2.7%)
1,725	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)(1)	(B-, B3)	08/01/19	8.750	1,664,625
1,075	HCA, Inc., Global Senior Secured Notes (Callable 12/15/25 @ 100.00)	(BBB-, Ba1)	06/15/26	5.250	1,118,672
500	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	520,625
1,000	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, Caa1)	04/01/22	8.125	1,029,800
300	Tenet Healthcare Corp., Global Senior Unsecured Notes(2)	(CCC+, Caa1)	06/15/23	6.750	288,375

					4,622,097

Insurance Brokerage (1.2%)
775	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 101.00)(1),(8)	(CCC+, Caa2)	07/15/19	17.000	747,875
675	HUB International Ltd., Rule 144A, Secured Notes (Callable 02/15/17 @ 103.00)(1)	(CCC+, B3)	02/15/21	9.250	708,750
550	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 10/01/16 @ 105.91)(1)	(CCC+, Caa2)	10/01/21	7.875	529,375

					1,986,000

Investments & Misc. Financial Services (0.9%)
750	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 107.78)(1),(9)	(B+, B2)	10/01/19	10.375	1,062,786
375	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/18 @ 103.69)(1)	(BB+, B1)	04/15/21	7.375	389,531

					1,452,317

Media - Diversified (1.1%)
1,815	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/01/16 @ 103.94)	(B, B2)	07/15/21	7.875	1,887,600

Media Content (1.7%)
250	Activision Blizzard, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/16 @ 104.22)(1)	(BBB-, Baa3)	09/15/21	5.625	262,188
1,000	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)(1)	(BB-, B3)	02/15/22	6.125	1,015,000
573	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	594,487
1,000	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 11/01/16 @ 104.78)	(B+, B1)	11/01/21	6.375	1,055,000

					2,926,675

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Medical Products (0.5%)
$875	Sterigenics-Nordion Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.88)(1)	(CCC+, Caa1)	05/15/23	6.500	$888,125

Metals & Mining - Excluding Steel (3.6%)
703	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/02/16 @ 103.50)(1)	(CCC+, Caa2)	04/01/21	7.000	128,297
230	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes(1)	(B, B3)	10/01/18	10.000	116,150
1,050	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/16 @ 103.06)(1)	(BB-, B1)	12/15/20	6.125	1,055,250
1,400	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 07/18/16 @ 104.75)	(BB-, B2)	06/01/19	9.500	1,469,650
1,450	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)	(CCC+, Caa2)	11/15/20	6.375	1,123,750
2,120	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 08/01/16 @ 105.50)(3)	(NR, NR)	06/01/19	11.000	29,150
3,325	Taseko Mines Ltd., Company Guaranteed Notes (Callable 08/01/16 @ 101.94)(2)	(CCC, Caa2)	04/15/19	7.750	2,111,375

					6,033,622

Oil Field Equipment & Services (3.7%)
1,825	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CC, Caa2)	05/01/22	6.250	720,875
961	Harkand Finance, Inc., 7.800% Cash, 0.600% PIK, Reg S, Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 104.50)(1),(3),(8),(10)	(NR, NR)	03/28/19	8.400	398,685
600	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 103.63)(1)	(B-, Caa3)	12/01/17	7.250	249,000
950	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)(2)	(B-, Caa1)	07/15/22	6.750	719,625
1,150	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	810,750
1,500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 08/01/16 @ 104.31)(1)	(B, B2)	11/01/18	8.625	1,110,000
1,338	Sidewinder Drilling, Inc.(4),(5)	(NR, NR)	11/15/19	9.750	668,759
565	Sidewinder Drilling, Inc.(4),(5)	(NR, NR)	11/15/19	12.000	508,823
750	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)	(BB-, B2)	10/15/22	5.050	534,375
535	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 101.97)(1)	(BB, Caa1)	01/15/19	7.875	478,825

					6,199,717

Oil Refining & Marketing (3.2%)
500	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)(1)	(B+, B3)	08/15/22	6.250	481,250
2,000	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	1,730,000
975	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 08/01/16 @ 105.34)	(BB-, B1)	11/15/20	7.125	996,937
1,850	PBF Finance Corp., Global Senior Secured Notes (Callable 08/01/16 @ 104.13)	(BBB-, B1)	02/15/20	8.250	1,928,625
300	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B, B3)	04/01/21	6.250	274,500

					5,411,312

Packaging (1.9%)
750	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/17 @ 103.38)(1)	(CCC+, B3)	01/31/21	6.750	758,437
88	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 103.50)(1)	(NR, B3)	11/15/20	7.000	86,912
1,850	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 08/01/16 @ 104.13)(2)	(CCC+, Caa2)	02/15/21	8.250	1,935,655
450	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 103.88)(1),(7)	(B-, Caa1)	02/15/23	7.750	528,148

					3,309,152

Personal & Household Products (0.2%)
400	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1)	(B, Caa1)	03/01/24	6.375	417,000

Pharmaceuticals (1.2%)
800	AMAG Pharmaceuticals, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/18 @ 105.91)(1),(2)	(B+, B3)	09/01/23	7.875	720,000

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Pharmaceuticals
$618	Capsugel S.A., 7.000 Cash%, 7.750% PIK, Rule 144A, Senior Unsecured Notes (Callable 07/18/16 @ 101.00)(1),(8)	(B-, Caa1)	05/15/19	14.750	$619,545
250	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/17 @ 102.69)(1)	(B-, B3)	03/15/20	5.375	214,844
625	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 10/15/16 @ 103.19)(1)	(B-, B3)	10/15/20	6.375	540,625

					2,095,014

Real Estate Investment Trusts (2.2%)
200	DuPont Fabros Technology LP, Company Guaranteed Notes (Callable 06/15/18 @ 104.22)	(BB, Ba1)	06/15/23	5.625	206,000
400	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B3)	05/01/25	5.250	391,500
600	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)	(B+, B2)	07/01/21	6.500	568,500
1,398	iStar, Inc., Senior Unsecured Notes (Callable 08/01/16 @ 102.50)	(B+, B2)	07/01/19	5.000	1,310,625
1,175	QTS Finance Corp., Global Company Guaranteed Notes (Callable 08/01/17 @ 104.41)	(BB-, B2)	08/01/22	5.875	1,197,031

					3,673,656

Recreation & Travel (1.2%)
1,500	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(1)	(B-, B3)	12/15/23	8.250	1,500,000
250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B3)	07/31/24	4.875	247,500
250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 103.94)(1)	(BB-, B3)	01/15/21	5.250	259,063

					2,006,563

Software - Services (1.4%)
525	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)(2)	(B, B2)	01/15/23	4.500	475,125
325	PTC, Inc., Global Senior Unsecured Notes (Callable 05/15/19 @ 104.50)	(BB-, Ba3)	05/15/24	6.000	337,188
975	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)(1)	(CCC, Caa2)	04/01/22	8.750	538,687
1,998	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 08/01/16 @ 102.28)	(CCC+, Caa2)	01/15/19	9.125	989,010

					2,340,010

Specialty Retail (1.6%)
975	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 105.00)(1)	(B-, Caa1)	11/15/18	10.000	886,031
570	Caleres, Inc., Global Company Guaranteed Notes (Callable 08/15/18 @ 104.69)	(BB, B1)	08/15/23	6.250	581,400
350	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, B1)	05/15/26	5.500	333,375
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	485,000
300	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	301,500
200	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 07/11/16 @ 104.94)(1),(7)	(CCC+, Caa1)	04/15/19	9.875	131,648

					2,718,954

Steel Producers/Products (0.6%)
1,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa2)	06/15/23	9.875	1,012,500

Support - Services (5.4%)
500	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 102.63)(1),(2)	(B+, B1)	03/15/25	5.250	454,375
800	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.78)(1),(2)	(B+, B1)	04/01/24	6.375	796,000
900	Change Healthcare Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/17 @ 104.50)(1)	(CCC+, Caa1)	02/15/21	6.000	959,625
1,050	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	1,081,500

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Support - Services
$750	Garda World Security Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/16 @ 105.44)(1)	(CCC+, Caa1)	11/15/21	7.250	$609,375
1,731	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)(2)	(BB-, B3)	09/01/22	7.000	1,800,240
900	Infor U.S., Inc., Company Guaranteed Notes (Callable 05/15/18 @ 102.88)(7)	(NR, Caa1)	05/15/22	5.750	850,176
800	Light Tower Rentals, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.09)(1)	(CCC+, Caa3)	08/01/19	8.125	476,000
325	Safway Finance Corp., Rule 144A, Secured Notes (Callable 08/01/16 @ 101.75)(1)	(B+, B3)	05/15/18	7.000	325,812
875	The Hertz Corp., Global Company Guaranteed Notes (Callable 07/08/16 @ 101.88)(2)	(B, B2)	10/15/18	7.500	893,594
1,150	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)(1)	(CCC, Caa3)	10/01/22	8.500	853,875

					9,100,572

Tech Hardware & Equipment (2.8%)
700	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 101.75)(1),(2)	(CCC+, B2)	04/01/19	7.000	504,000
750	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 102.25)(1),(2)	(CCC+, B2)	04/01/19	9.000	562,500
875	CommScope Technologies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/20 @ 103.00)(1)	(B, B1)	06/15/25	6.000	901,250
1,000	Dell, Inc., Global Senior Unsecured Notes	(BB-, Ba3)	04/15/38	6.500	840,000
1,225	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(1)	(CCC+, Caa1)	03/01/23	8.875	1,274,000
625	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	667,188

					4,748,938

Telecom - Satellite (0.5%)
482	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB, B3)	06/15/21	7.625	520,500
250	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/17 @ 100.00)(2)	(CC, Ca)	06/01/18	6.750	165,000
800	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/17 @ 103.88)	(CC, Ca)	06/01/21	7.750	200,000

					885,500

Telecom - Wireless (2.2%)
225	Sprint Corp., Global Company Guaranteed Notes	(B, Caa1)	09/15/23	7.875	185,063
650	Sprint Corp., Global Company Guaranteed Notes	(B, Caa1)	06/15/24	7.125	521,625
700	Sprint Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 100.00)	(B, Caa1)	02/15/25	7.625	557,375
700	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB, Ba3)	01/15/26	6.500	741,125
1,575	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 09/01/19 @ 103.19)	(BB, Ba3)	03/01/25	6.375	1,651,781

					3,656,969

Telecom - Wireline Integrated & Services (0.4%)
625	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 104.50)	(B-, B3)	04/01/23	6.000	637,500

Theaters & Entertainment (0.9%)
775	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 02/15/17 @ 104.41)	(B, B2)	02/15/22	5.875	782,750
650	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, B1)	06/15/23	6.000	679,250

					1,462,000

Transport Infrastructure/Services (0.4%)
1,600	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/17 @ 105.53)(1)	(B-, Caa2)	01/15/22	7.375	720,000

TOTAL CORPORATE BONDS (Cost $145,500,996)					127,549,402

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (15.0%)
Aerospace & Defense (0.7%)
$1,496	Sequa Corp.(11)	(CCC+, Caa1)	06/19/17	5.250	$1,181,938

Auto Parts & Equipment (1.0%)
1,200	Jason, Inc.(5),(11)	(CCC+, Caa1)	06/30/22	9.000	972,000
741	U.S. Farathane LLC(11)	(B, B2)	12/23/21	5.750	742,045

					1,714,045

Chemicals (2.4%)
750	Chromaflo Technologies Corp.(11)	(CCC+, Caa2)	06/02/20	8.250	693,750
1,955	Ravago Holdings America, Inc.(11)	(BB+, B2)	12/20/20	7.000	1,959,897
1,500	Solenis International LP(11)	(B-, Caa1)	07/31/22	7.750	1,399,995

					4,053,642

Diversified Capital Goods (0.5%)
930	Dynacast International LLC(11)	(B-, Caa1)	01/30/23	9.500	902,100

Electronics (0.3%)
598	Excelitas Technologies Corp.(11)	(B-, B3)	11/02/20	6.000	568,539

Energy - Exploration & Production (0.4%)
1,000	W&T Offshore, Inc.(11)	(CC, Caa2)	05/15/20	9.000	608,335

Food - Wholesale (0.2%)
500	Del Monte Foods, Inc.(11)	(CCC, Caa1)	08/18/21	8.250	360,000

Gaming (1.0%)
746	CBAC Borrower LLC(11)	(B-, Caa1)	07/02/20	8.250	705,206
992	ROC Finance LLC(11)	(B+, B2)	06/20/19	5.000	952,405

					1,657,611

Health Services (1.0%)
579	MMM Holdings, Inc.(11)	(B-, B3)	12/12/17	9.750	442,966
421	MSO of Puerto Rico, Inc.(11)	(B-, B3)	12/12/17	9.750	322,034
1,000	Phillips-Medisize Corp.(11)	(CCC+, Caa2)	06/16/22	8.250	957,500

					1,722,500

Investments & Misc. Financial Services (0.8%)
450	Liquidnet Holdings, Inc.(11)	(B, B2)	05/22/19	7.750	446,063
1,000	Mergermarket U.S.A., Inc.(5),(11)	(CCC+, Caa2)	02/04/22	7.500	880,000

					1,326,063

Machinery (0.7%)
1,250	CPM Holdings, Inc.(5),(11)	(B, Caa1)	04/10/23	10.250	1,187,500

Media Content (0.3%)
500	DLG Acquisitions Ltd.(7),(11)	(B-, Caa2)	06/30/22	8.250	482,338

Oil Field Equipment & Services (0.3%)
1,000	Shelf Drilling Holdings Ltd.(11)	(CCC+, B3)	10/08/18	10.000	496,665

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Recreation & Travel (1.1%)
$975	Abercrombie & Kent U.S. Group Holdings, Inc.(4),(5),(11)	(NR, NR)	12/07/18	5.000	$940,875
1,000	Legendary Pictures Funding LLC(5),(11)	(NR, NR)	04/22/20	7.000	995,000

					1,935,875

Software - Services (1.7%)
1,000	Deltek, Inc.(11)	(CCC+, Caa2)	06/25/23	9.500	1,013,125
1,000	Eze Castle Software, Inc.(11)	(CCC+, Caa1)	04/05/21	7.250	970,000
978	Intralinks, Inc.(5),(11)	(BB, B2)	02/24/19	7.250	968,922

					2,952,047

Specialty Retail (0.9%)
1,493	BJ’s Wholesale Club, Inc.(11)	(CCC, Caa2)	03/26/20	8.500	1,444,337

Steel Producers/Products (0.9%)
1,500	Atkore International, Inc.(11)	(CCC+, Caa2)	10/09/21	7.750	1,492,500

Telecom - Wireline Integrated & Services (0.5%)
1,000	Omnitracs, Inc.(11)	(CCC+, Caa1)	05/25/21	8.750	865,000

Theaters & Entertainment (0.3%)
1,000	CKX, Inc.(4),(5),(11)	(NR, NR)	06/21/17	11.000	415,000

TOTAL BANK LOANS (Cost $26,524,601)					25,366,035

ASSET BACKED SECURITIES (5.3%)
Collateralized Debt Obligations (5.3%)
1,000	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A(1),(5),(6)	(NR, NR)	01/20/25	0.000	625,820
2,000	CIFC Funding Ltd., 2012-2A, Rule 144A(1),(11)	(BB-, NR)	12/05/24	6.430	1,750,352
1,250	Eaton Vance CLO Ltd., 2014-1A, Rule 144A(1),(11)	(NR, Ba3)	07/15/26	5.658	834,505
1,000	Galaxy XIV CLO Ltd., 2012-14A, Rule 144A(1),(11)	(BB, NR)	11/15/24	6.026	871,280
1,000	ING Investment Management CLO Ltd., 2012-1RA, Rule 144A(1),(11)	(B, NR)	03/14/22	6.836	863,419
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A(1),(11)	(BB, NR)	01/20/25	5.384	694,305
1,500	Ocean Trails CLO IV, 2013-4A, Rule 144A(1),(11)	(B, NR)	08/13/25	6.527	936,582
1,000	Shackleton I CLO Ltd., 2012-1A, Rule 144A(1),(11)	(BB, NR)	08/14/23	6.828	845,466
700	Stewart Park CLO Ltd., 2015-1A, Rule 144A(1),(5),(6)	(NR, NR)	04/15/26	0.000	656,295
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A(1),(11)	(NR, Ba2)	07/15/26	5.628	949,033

TOTAL ASSET BACKED SECURITIES (Cost $11,250,503)					9,027,057

Number of Shares
COMMON STOCKS (0.0%)
Building & Construction (0.0%)
6,154	White Forest Resources, Inc.(4),(5),(12)				62

Building Materials (0.0%)
372	Dayton Superior Corp.(4),(5),(12)				—

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

Number of Shares				Value

COMMON STOCKS (continued)
Gaming (0.0%)
36,250	Majestic Holdco LLC(5),(12)			$8,609
1,500	Progressive Gaming International Corp.(4),(5),(12)			—

				8,609

TOTAL COMMON STOCKS (Cost $368,415)				8,671

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.(4),(5),(12) (Cost $156,000)			—

SHORT-TERM INVESTMENTS (13.6%)
15,957,315	State Street Navigator Prime Portfolio, 0.51%(13)			15,957,315

Par (000)		Maturity	Rate%
$7,183	State Street Bank and Trust Co. Euro Time Deposit	07/01/16	0.010	7,183,143

TOTAL SHORT-TERM INVESTMENTS (Cost $23,140,458)				23,140,458

TOTAL INVESTMENTS AT VALUE (109.0%) (Cost $206,940,973)				185,091,623

LIABILITIES IN EXCESS OF OTHER ASSETS (-9.0%)				(15,338,859)

NET ASSETS (100.0%)				$169,752,764

†	Credit ratings given by S&P and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, these securities amounted to a value of $75,525,090 or 44.5% of net assets.

(2)	Security or portion thereof is out on loan (See note 2-I).

(3)	Bond is currently in default.

(4)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

(5)	Illiquid security (unaudited).

(6)	Zero-coupon security.

(7)	This security is denominated in Euro.

(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(9)	This security is denominated in British Pound.

(10)	REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(11)	Variable rate obligations - The interest rate shown is the rate as of June 30, 2016.

(12)	Non-income producing security.

(13)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at June 30, 2016.

INVESTMENT ABBREVIATION

NR = Not Rated

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2016 (unaudited)

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
USD	3,048,908	EUR	2,678,500	10/14/16	Morgan Stanley	$(3,048,908)	$(2,986,796)	$62,112
USD	1,138,021	GBP	807,250	10/14/16	Morgan Stanley	(1,138,021)	(1,080,050)	57,971
USD	9,994	GBP	7,500	10/14/16	Morgan Stanley	(9,994)	(10,035)	(41)

								$120,042

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Assets and Liabilities

June 30, 2016 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $15,957,315 (Cost $206,940,973) (Note 2)	$185,091,623[1]
Cash	100,576
Dividend and interest receivable	3,175,518
Unrealized appreciation on forward currency contracts (Note 2)	120,083
Receivable for investments sold	2,348
Prepaid expenses and other assets	1,568

Total assets	188,491,716

Liabilities
Investment advisory fee payable (Note 3)	187,686
Administrative services fee payable (Note 3)	8,484
Payable upon return of securities loaned (Note 2)	15,957,315
Payable for investments purchased	2,011,958
Due to custodian for foreign currency at value (cost $468,845)	469,154
Directors’ fee payable	54,554
Unrealized depreciation on forward currency contracts (Note 2)	41
Accrued expenses	49,760

Total liabilities	18,738,952

Net Assets
Applicable to 52,275,901 shares outstanding	$169,752,764

Net Assets
Capital stock, $.001 par value (Note 6)	52,276
Paid-in capital (Note 6)	233,346,102
Accumulated net investment loss	(541,871)
Accumulated net realized loss from investments and foreign currency transactions	(41,371,468)
Net unrealized depreciation from investments and foreign currency translations	(21,732,275)

Net assets	$169,752,764

Net Asset Value Per Share ($169,752,764 / 52,275,901)	$3.25

Market Price Per Share	$2.93

[1]	Including $15,701,883 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Operations

For the Six Months Ended June 30, 2016 (unaudited)

Investment Income
Interest	$6,966,091
Securities lending (net of rebates)	58,033

Total investment income	7,024,124

Expenses
Investment advisory fees (Note 3)	364,296
Administrative services fees (Note 3)	26,046
Directors’ fees	70,630
Printing fees	33,029
Audit and tax fees	25,923
Transfer agent fees	24,265
Legal fees	22,184
Custodian fees	11,475
Stock exchange listing fees	8,539
Commitment fees (Note 4)	6,651
Insurance expense	2,253
Miscellaneous expense	7,146

Total expenses	602,437

Net investment income	6,421,687

Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(6,297,282)
Net realized gain from foreign currency transactions	102,315
Net change in unrealized appreciation (depreciation) from investments	8,622,324
Net change in unrealized appreciation (depreciation) from foreign currency translations	(43,470)

Net realized and unrealized gain from investments and foreign currency related items	2,383,887

Net increase in net assets resulting from operations	$8,805,574

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
From Operations
Net investment income	$6,421,687	$13,311,711
Net realized gain (loss) from investments and foreign currency transactions	(6,194,967)	1,160,434
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	8,578,854	(22,233,435)

Net increase (decrease) in net assets resulting from operations	8,805,574	(7,761,290)

From Dividends
Dividends from net investment income	(6,900,419)	(13,796,877)

Net decrease in net assets resulting from dividends	(6,900,419)	(13,796,877)

From Capital Share Transactions (Note 6)
Issuance of 0 and 18,690 shares, respectively, through the directors compensation plan (Note 3)	—	62,993

Net increase in net assets from capital share transactions	—	62,993

Net increase (decrease) in net assets	1,905,155	(21,495,174)
Net Assets
Beginning of period	167,847,609	189,342,783

End of period	$169,752,764	$167,847,609

Accumulated net investment loss	$(541,871)	$(63,139)

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Financial Highlights

	For the Six Months Ended 6/30/16 (unaudited)	For the Year Ended December 31,
		2015	2014	2013	2012	2011
Per share operating performance
Net asset value, beginning of period	$3.21	$3.62	$3.84	$3.80	$3.60	$3.70

INVESTMENT OPERATIONS
Net investment income	0.12	0.25	0.25	0.28	0.32	0.30
Net gain (loss) from investments, swap contracts and foreign currency related items (both realized and unrealized)	0.05	(0.40)	(0.19)	0.05	0.20	(0.11)

Total from investment activities	0.17	(0.15)	0.06	0.33	0.52	0.19

LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.13)[3]	(0.26)	(0.27)	(0.29)	(0.32)	(0.29)
Return of capital	—	—	(0.01)	(0.01)	—	—

Total dividends and distributions	(0.13)	(0.26)	(0.28)	(0.30)	(0.32)	(0.29)

CAPITAL SHARE TRANSACTIONS
Increase to net asset value due to shares issued through at-the-market offerings	—	—	—	0.01	—	—

Net asset value, end of period	$3.25	$3.21	$3.62	$3.84	$3.80	$3.60

Per share market value, end of period	$2.93	$2.78	$3.29	$3.56	$4.03	$3.65

TOTAL INVESTMENT RETURN[1]
Net asset value	6.14%	(3.35)%	1.92%	9.34%	14.95%	5.35%
Market value	10.49%	(7.90)%	(0.09)%	(4.42)%	20.24%	11.02%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$169,753	$167,848	$189,343	$200,780	$190,673	$180,011
Ratio of expenses to average net assets	0.74%[2]	0.66%	0.71%	0.76%	0.75%	0.73%
Ratio of expenses to average net assets excluding interest expense[4]	0.74%[2]	0.66%	0.71%	0.76%	0.75%	0.73%
Ratio of net investment income to average net assets	7.86%[2]	7.21%	6.60%	7.40%	8.49%	8.09%
Portfolio turnover rate	27%	51%	67%	69%	67%	57%

[1]	Total investment return at net asset value is based on the change in the net asset value of Fund shares and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Total investment return at market value is based on the change in the market price at which the Fund’s shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment program. Because the Fund’s shares trade in the stock market based on investor demand, the Fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on NAV and share price.
[2]	Annualized.
[3]	The sources of the Fund’s current year distributions may include net investment income, net gains from the sale of securities, a return of capital or a combination thereof. The sources or characteristics of distributions paid and reported during the year may be estimates and the actual tax characteristics of such distributions will be determined and reported to shareholders only after the close of the Fund’s fiscal year.
[4]	Presentation of 2011-2014 adjusted for consistency with current period presentation.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements

June 30, 2016 (unaudited)

Note 1. Organization

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) was incorporated on February 11, 1987 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to provide current income consistent with the preservation of capital.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification (“ASC”) Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$126,360,769	$1,188,633		$127,549,402
Bank Loans	—	15,442,304	9,923,731		25,366,035
Asset Backed Securities	—	9,027,057	—		9,027,057
Common Stocks	—	8,609	62	[1]	8,671	[1]
Preferred Stocks	—	—	0	[1]	0	[1]
Short-term Investments	—	23,140,458	—		23,140,458

	$—	$173,979,197	$11,112,426		$185,091,623

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$120,083	$—		$120,083

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$41	$—		$41

[1]	Includes a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of June 30, 2016 in which significant unobservable inputs were used in determining value. Transfers into or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stock	Total
Balance as of December 31, 2015	$118,037	$11,031,469	$—	$—	$11,149,506
Accrued discounts (premiums)	(15,502)	28,963	—	—	13,461
Purchases	2,124,716	2,666,969	44,986	—	4,836,671
Sales	(437)	(2,550,714)	—	—	(2,551,151)
Realized gain (loss)	(349,563)	(6,857)	—	—	(356,420)
Change in unrealized appreciation (depreciation)	(686,968)	78,835	(44,924)	—	(653,057)
Transfers into Level 3	—	1,295,000	—	—	1,295,000
Transfers out of Level 3	(1,650)	(2,619,934)	—	—	(2,621,584)

Balance as of June 30, 2016	$1,188,633	$9,923,731	$62	$—	$11,112,426

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2016	$(1,036,968)	$74,210	$(44,924)	$—	$(1,007,682)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 06/30/2016	Valuation Techniques	Unobservable Input	Range (Weighted Average) (per share)
Corporate Bonds	$11,051	Income Approach	Expected Remaining Distribution	NA
	$1,177,582	Market Approach	Discount for Illiquidity	$0.50 – $.90 ($0.62)
Bank Loans	$9,923,731	Vendor Pricing	Single Broker Quote	$0.42 – $1.00 ($0.88)
Common Stocks	$62	Market Approach	Discount for Illiquidity	$0.00 – $.01 ($0.01)
Preferred Stock	$0	Market Approach	Discount for Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the six months ended June 30, 2016, there were no transfers between Level 1 and Level 2, but there was $1,295,000 transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

$2,621,584 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance and cash flows. For the six months ended June 30, 2016, the Fund’s derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of June 30, 2016

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$120,083	Unrealized depreciation on forward currency contracts	$41

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain (Loss)	Location	Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized gain from foreign currency transactions*	$111,503	Net change in unrealized appreciation (depreciation) from foreign currency translations*	$(43,204)

*	Statement of Operations includes both forward currency contracts and foreign currency transactions/translations.

The value amount of forward foreign currency contracts at June 30, 2016 is reflected in the Schedule of Investments. For the six months ended June 30, 2016, the Fund held an average monthly value on a net basis of $3,811,828 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund’s derivative assets, net of related collateral held by the Fund, at June 30, 2016:

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$120,083	$(41)	$—	$—	$120,042

The following table presents by counterparty the Fund’s derivative liabilities, net of related collateral pledged by the Fund, at June 30, 2016:

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$41	$(41)	$—	$—	$—

(a)	Forward foreign currency exchange contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund isolates that portion of realized gains and losses on investments which is due to changes in the foreign exchange rate from that which is due to changes in market prices.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis and records them on ex-date. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The Fund’s dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of common stock of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”).

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company (“SSB”), the Fund’s custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund’s open forward foreign currency contracts at June 30, 2016 are disclosed in the Schedule of Investments.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments,

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

including funds advised by SSB, the Fund’s securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund’s securities lending agent. As of June 30, 2016, the Fund had investment securities on loan with a fair value of $15,701,883 and a related liability of $15,957,315 for collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in Level 2 of the fair value hierarchy. As of June 30, 2016, the value of the related collateral exceeded the value of the securities loaned.

The Fund’s securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended June 30, 2016, total earnings from the Fund’s investment in cash collateral received in connection with securities lending arrangements was $74,939, of which $5,430 was rebated to borrowers (brokers). The Fund retained $58,033 in income from the cash collateral investment, and SSB, as lending agent, was paid $11,476.

J) OTHER — Lower-rated debt securities (commonly known as “junk bonds”) possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In the normal course of business the Fund trades financial instruments and enters into financial transactions in which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund’s Statement of Assets and Liabilities.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund’s net asset value.

K) NEW ACCOUNTING PRONOUNCEMENTS — On April 7, 2015, Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update (“ASU”) No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs”. The ASU requires debt issuance costs to be presented on the balance sheet as a direct deduction from the debt liability. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

In May 2015, the FASB issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)”. The guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the Net Asset Value per share practical

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

Note 2. Significant Accounting Policies (continued)

expedient. Sufficient information must be provided to permit reconciliation of the fair value of assets categorized within the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The guidance is required to be presented for annual periods beginning after December 15, 2015, and for interim periods within those fiscal years. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2016, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of the lower of the weekly stock price (market value) of the Fund’s outstanding shares or its average weekly net assets. For the six months ended June 30, 2016, investment advisory fees earned were $364,296.

SSB serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2016, administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $26,046.

The Independent Directors receive fifty percent (50%) of their annual retainer in the form of shares. During the six months ended June 30, 2016 and the year ended December 31, 2015, 0 shares and 18,690 shares, respectively, were issued through the Directors’ compensation plan. Directors as a group own less than 1% of the Fund’s outstanding shares as of June 30, 2016.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the “Participating Funds”), participates in a committed, unsecured line of credit facility (“Credit Facility”) with SSB, in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2016, the Fund had no loan outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) were $50,907,615 and $41,707,956, respectively.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2016 (unaudited)

Note 6. Fund Shares

The Fund offers a Dividend Reinvestment Plan (the “Plan”) to its common stockholders. By participating in the Plan, dividends and distributions will be promptly paid to stockholders in additional shares of common stock of the Fund. The number of shares to be issued will be determined by dividing the total amount of the distribution payable by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution to purchase shares of Fund common stock in the open market.

The Fund has one class of shares of common stock, par value $.001 per share; one hundred million shares are authorized. Transactions in shares of common stock were as follows:

	For the Six-Month Period Ended June 30, 2016 (unaudited)	For the Year Ended December 31, 2015
Shares issued through the Directors compensation plan	0	18,690

Net increase	0	18,690

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Asset Management Income Fund, Inc.

Results of Annual Meeting of Shareholders (unaudited)

On April 19, 2016, the Annual Meeting of Shareholders of the Fund was held. Robert Wilson, in his capacity as Inspector, reported that, with respect to the proposal relating to the election of two Directors, the following number of shares were voted:

NOMINEE	“FOR” NOMINEE	WITHHELD
Enrique R. Arzac	33,734,952	11,363,004
Terry Fires Bovarnick	33,957,621	11,140,335

In addition to the Directors elected at the meeting, Lawrence J. Fox, John G. Popp, James J. Cattano and Steven N. Rappaport continue to serve as Directors of the Fund.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use (“individual investors”). Specified sections of this notice, however, also apply to other types of investors (called “institutional investors”). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•	Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•	Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•	We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•	We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•	In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•	To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2016.

Credit Suisse Asset Management Income Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-800-293-1232

•	On the Fund’s website, www.credit-suisse.com/us/funds

•	On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Fixed Income

Credit Suisse Asset Management Income Fund, Inc. (NYSE MKT: CIK)

Credit Suisse High Yield Bond Fund (NYSE MKT: DHY)

Literature Request — Call today for free descriptive information on the closed-ended funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us/funds.

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund	Credit Suisse Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	Credit Suisse Commodity ACCESS Strategy Fund
Credit Suisse Multialternative Strategy Fund	Credit Suisse Managed Futures Strategy Fund
Credit Suisse Emerging Markets Equity Fund
Credit Suisse Global Sustainable Dividend Equity Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 1-877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund, Inc. (the “Fund”) offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund’s common stock. Computershare Trust Company, N.A. (“Computershare”) acts as Plan Agent for stockholders in administering the Plan.

If your shares of common stock of the Fund are registered in your own name, you will automatically participate in the Plan, unless you have indicated that you do not wish to participate and instead wish to receive dividends and capital gains distributions in cash. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online “Account Access” and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share (“NAV”) of the Fund’s common stock on the payment date, or (ii) 95% of the market price per share of the Fund’s common stock on the payment date. If the NAV of the Fund’s common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund’s common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by notifying Computershare or requesting a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:	www.computershare.com

By phone:	(800) 730-6001 (U.S. and Canada)
(781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:	Credit Suisse Asset Management Income Fund, Inc.
c/o Computershare
P.O. Box 30170
College Station, TX 77842-3170

Overnight correspondence should be sent to:

Computershare
211 Quality Circle, Suite 210
College Station, TX 77845

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

CIK-SAR-0616

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 8, 2016.

Item 11. Controls and Procedures.

(a)       As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)       There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)   Not applicable.

(a)(2)   The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)   Not applicable.

(b)       The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp

Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 1, 2016

/s/Kenneth J. Lohsen

Name:	Kenneth J. Lohsen
Title:	Chief Financial Officer
Date:	September 1, 2016